Fair Value of Financial Instruments and Non-Financial Instruments (Nonrecurring Basis) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net					$ 3,373	$ 2,279
Right of use assets	$ 0	$ 0	$ 0	$ 0	2,633	2,516
Other assets					139	438
Total impairment losses				$ 2,637	6,145	5,233
Level 3 | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net					3,155	1,668
Right of use assets					9,489	1,642
Other assets						200
Total financial assets					$ 12,644	$ 3,510